Dividends on Ordinary - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of Dividends on Ordinary Shares [line items]
Dividends declared and paid	£ 668
Percentage of dividend on recurring earnings	50.00%
First dividend paid [member]
Disclosure of Dividends on Ordinary Shares [line items]
Dividends declared and paid	£ 250
Second dividend paid [member]
Disclosure of Dividends on Ordinary Shares [line items]
Dividends declared and paid	£ 221